WARRANTS (Tables)	9 Months Ended
Apr. 30, 2023
Warrants
SCHEDULE OF FAIR VALUE OF THE WARRANTS	The assumptions used to determine the fair value of the Warrants as follows:
April 30, 2023
Expected life (years)	1.75
Risk-free interest rate	3.84%
Expected volatility	132.96%
Dividend yield	0%

SCHEDULE OF WARRANT ACTIVITY

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contract Term	Intrinsic Value
Outstanding, July 31, 2022	—	—	—
Issued	5,000,000	$0.50	1.75
Cancelled	—	$—	—
Exercised	—	$—	—
Outstanding, April 30, 2023	5,000,000	$0.50	1.67	$—